THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                      ON THE FORM 13F FILED ON MAY 15, 2003
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST EXPIRED ON AUGUST 14, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               -------------
Check here if Amendment [X]; Amendment Number: 1
                                               -------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 420
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

     /S/ MARK D. LERNER             BALTIMORE, MARYLAND               8/14/03
     ------------------             -------------------              --------
        [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           -------------

Form 13F Information Table Entry Total:    15
                                           -------------

Form 13F Information Table Value Total:    $72,282
                                           -------------
                                           (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Securities Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                      FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
3Tec Energy Corp.       Common     88575R308       376      25,000   SH             SOLE                   SOLE

Allen Telecom           Common     018091108     7,735     793,300   SH             SOLE                   SOLE

AT&T Corp.              Common     001957505     3,150     194,469   SH             SOLE                   SOLE

Canada Life Fin. Corp   Common     135113108    21,571     725,700   SH             SOLE                   SOLE

Constar International   Common     21036U107       634     100,000   SH             SOLE                   SOLE

Enzon Pharmaceuticals   Common     293904108       908      80,000   SH             SOLE                   SOLE

Expedia, Inc.           Common     302125109     1,033      20,000   SH             SOLE                   SOLE

First Virginia Banks    Common     337477103     2,542      64,800   SH             SOLE                   SOLE

Gart Sports Co.         Common     366630101       191      10,000   SH             SOLE                   SOLE

Insignia Financial      Common     45767A105     1,954     178,600   SH             SOLE                   SOLE

Moore Ltd.              Common     615785102       547      52,200   SH             SOLE                   SOLE

Precise Sftwr Sol. Ltd  Common     M41450103    15,271     918,310   SH             SOLE                   SOLE

Sports Authority        Common     849176102     1,228     176,000   SH             SOLE                   SOLE

Vivendi Universal       Common     92851S204     3,310     246,992   SH             SOLE                   SOLE

Wallace Computer Sys    Common     932270101    11,832     475,000   SH             SOLE                   SOLE

